UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-21070
                                   --------------

          Runkel Funds, Inc.
--------------------------------------------------------------
         (Exact name of registrant as specified in charter)

         903 Chevy Street, Belmont, CA 94002
--------------------------------------------------------------
         (Address of principal executive offices)   (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:   06/04
                        --------------------

Date of reporting period:  06/30/04
                        --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1.  Reports to Stockholders.







                                  ANNUAL REPORT
                                  June 30, 2004









                                 RunkelValueFund

                                RUNKEL VALUE FUND
                                  ANNUAL REPORT




                                TABLE OF CONTENTS



       Manager's Discussion of Fund Performance .................3

       Schedule of Investments ..................................5

       Statement of Assets and Liabilities ......................7

       Statement of Operations ..................................8

       Statement of Changes in Net Assets .......................9

       Financial Highlights ....................................10

       Notes to Financial Statements ...........................11

       Report of Independent Registered Public Accounting Firm .15

       Directors and Officers Chart ............................16

Dear Fellow Shareholders,

The Fund rose 15.28% during the twelve months ended June 30, 2004 versus 19.09% for the S&P 500 Index. We remain confident that the Fund's relative performance should improve as the intrinsic values of its portfolio securities are more fully recognized in the market.

Total returns through 6/30/04:
                                 SIX MONTHS ENDING                      SINCE INCEPTION
                                    6/30/04             1 YEAR           (JULY 1, 2002)
                                 -----------------      -------         ----------------

Runkel Value Fund                      1.43%             15.28%            8.99%

S&P 500 Index                          3.44%             19.09%           10.45%

Past performance is no guarantee of future results. An investor's shares when redeemed will be worth more or less than their original cost. Since inception figures are for the period from 7/1/02 to 6/30/04.

Comparison of the Growth of a $10,000 Investment in the Runkel Value Fund and
                               the S&P 500 Index


                                      Runkel        S&P

                        6/30/02     10,000.00    10,000.00
                        9/30/02      8,546.67     8,454.12
                       12/31/02      9,006.71     9,166.53
                        3/31/03      8,753.00     8,877.85
                        6/30/03     10,301.96    10,243.75
                        9/30/03     10,468.88    10,514.87
                       12/31/03     11,709.23    11,793.30
                        3/31/04     11,689.14    11,992.89
                        6/30/04     11,876.60    12,199.07

*This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on July 1, 2002 (commencement of operations) and held through June 30, 2004. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reflect reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

**The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the index. Performance figures reflect the change in value of the stocks in the index, and reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends and capital gains. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Most of the gains for the Fund occurred in the first six months of its fiscal year. The economy rose rapidly fueled by stimulus from tax cuts and record low interest rates. Corporate earnings also expanded at a healthy clip as a result of higher demand for goods and services, increased pricing power and tight cost controls. In addition, higher income levels and an improving jobs market helped drive consumer spending and retail sales during the first half of the period. During the second half of the period under review, the economy and corporate earnings continued to expand but the performance of the stock market and the Fund remained relatively unchanged. Concerns over rising oil prices, higher interest rates and fears of terrorist attacks prevented any major appreciation in equity prices in the final six months of the period.

During the Fund's fiscal year, we sold a few stocks that we believe have either appreciated beyond fair value or experienced a deterioration of their fundamentals. These included Kroger Co., Tidewater, Inc., Robert Half International, and Medco Health Solutions, Inc. In their place we added a few new names to the portfolio including Costco Wholesale Corp., Freddie Mac, Safeco Corp., and Microsoft. As a result of these changes, we believe that we have significantly upgraded the quality and lowered of the risks associated with the businesses owned in the portfolio. The Fund is invested in strong companies that we believe are not only well positioned to grow intrinsic values over time but are selling at discounts to our appraisal of the underlying values. The combination of expanding intrinsic values and flat stock prices over the last six months has increased our expectations for the future performance of the portfolio.

At the end of the period, the Fund held 22 stock positions representing 19 different industries. The Fund's portfolio turnover for its latest fiscal year was 18.66%, which equates to an average holding period of just over five years. Despite the increasingly short-term nature of the investing world, we remain dedicated to long-term investing.

OUTLOOK
While the pace of economic activity appears to have decelerated recently, we believe the U.S. economy is still in the early stages of a long-term economic expansion cycle. As a result, industrial production, consumer spending and corporate earnings should continue to grow at a healthy pace going forward.
However, there are uncertainties regarding the upcoming election, terrorist attacks, oil prices, and the ongoing Iraq conflict. The current uncertainties could result in more volatility in equity prices.

As value investors, we welcome volatility as an opportunity to pick up good companies at attractive prices. Instead of worrying about the short-term direction of the overall market, we will continue to invest the Fund in a limited number of high-quality, low-risk companies at value prices and hold them for a long period of time. We will also limit expenses and put our own money on the line so our interests are aligned with those of shareholders. We believe that investing in a concentrated portfolio of undervalued securities offers the best chance of outperforming the market over time. We hope you agree.

Thank you for your support of the Runkel Value Fund. We welcome your comments and look forward to serving you in the future.


Thomas J. Runkel, CFA
President, Runkel Funds, Inc.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by visiting www.runkelvaluefund.com or by calling Unified Fund Services, Inc. at 1-800-419-5159. Read it carefully before investing. Performance data current to the most recent month end may be obtained by visiting www.runkelvaluefund or by calling 1-800-419-5159.

     Fund is distributed by Unified Financial Securities, Inc. Member NASD.

Runkel Value Fund
Schedule of Investments
June 30, 2004


Common Stocks - 91.91%                                                Shares              Value
                                                                  -------------     ----------------

Cable & Other Pay Television Services - 9.96%
Comcast Corp. Class A (a)                                                1,035          $    29,011
Comcast Corp. (a)                                                        2,000               55,220
Liberty Media Corp. - Class A (a)                                        9,074               81,575
Liberty Media Intl. Inc. - Class A (a)                                     454               16,832
                                                                                    ----------------
                                                                                            182,638
                                                                                    ----------------

Electronic & Other Electrical Equipment - 4.59%
General Electric Co.                                                     2,600               84,240
                                                                                    ----------------

Federal & Federally - Sponsored Credit Agencies - 4.83%
Federal Home Loan Mortgage (Freddie Mac)                                 1,400               88,620
                                                                                    ----------------

Finance Services - 6.37%
American Express Co.                                                     2,275              116,890
                                                                                    ----------------

Fire, Marine & Casualty Insurance - 4.92%
SAFECO Corp.                                                             2,050               90,200
                                                                                    ----------------

Food & Kindred Products - 4.17%
Kraft Foods, Inc.                                                        2,415               76,507
                                                                                    ----------------

Motor Vehicles & Passenger Car Bodies - 4.27%
Ford Motor Co.                                                           5,000               78,250
                                                                                    ----------------

Petroleum Refining - 4.11%
Exxon Mobil Corp.                                                        1,700               75,497
                                                                                    ----------------

Pharmaceutical Preparations - 3.37%
Merck & Co., Inc.                                                        1,300               61,750
                                                                                    ----------------

Refuse Systems - 5.35%
Waste Management, Inc.                                                   3,200               98,080
                                                                                    ----------------

Retail - Eating Places - 4.82%
McDonald's Corp.                                                         3,400               88,400
                                                                                    ----------------

Retail - Lumber & Other Building Materials Dealers - 4.60%
Home Depot, Inc.                                                         2,400               84,480
                                                                                    ----------------

Retail - Variety Stores - 4.92%
Costco Wholesale Corp.                                                   2,200               90,354
                                                                                    ----------------

See accompanying notes which are an integral part of the financial statements.


                                      -5-

Runkel Value Fund
Schedule of Investments - continued
June 30, 2004

Common Stocks - 91.91% - Continued                                   Shares              Value
                                                                  -------------     ----------------

Savings Institutions - 4.11%
Washington Mutual, Inc.                                                  1,950           $   75,348
                                                                                    ----------------

Semiconductors & Related Devices - 2.86%
Intel Corp.                                                              1,900               52,440
                                                                                    ----------------

Services - Computer Processing & Data Preparation - 4.91%
Automatic Data Processing, Inc.                                          2,150               90,042
                                                                                    ----------------

Services - Miscellaneous Amusement & Recreation - 5.70%
Walt Disney Co.                                                          4,100              104,509
                                                                                    ----------------

Services - Personal Services - 3.38%
H & R Block, Inc.                                                        1,300               61,984
                                                                                    ----------------

Services - Prepackaged Software - 4.67%
Microsoft Corp.                                                          3,000               85,680
                                                                                    ----------------

TOTAL COMMON STOCKS (Cost $1,341,284)                                                     1,685,909
                                                                                    ----------------

Money Market Securities - 9.21%
Huntington Money Market Fund IV, 0.20% (b)                             168,869              168,869
                                                                                    ----------------

TOTAL MONEY MARKET SECURITIES (Cost $168,869)                                               168,869
                                                                                    ----------------

TOTAL INVESTMENTS (Cost $1,510,153) - 101.12%                                             1,854,778

Liabilities in excess of cash and other assets - (1.12%)                                    (20,518)
                                                                                    ----------------

TOTAL NET ASSETS - 100.00%                                                             $  1,834,260
                                                                                    ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2004.



See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Assets and Liabilities
June 30, 2004



Assets
Investments in securities, at value (cost $1,510,153)                             $ 1,854,778
Interest receivable                                                                        41
Dividends receivable                                                                    2,224
Receivable from advisor                                                                14,744
                                                                               ---------------
     Total assets                                                                   1,871,787
                                                                               ---------------

Liabilities
Due to affiliates                                                                       7,749
Accrued Expenses                                                                       29,778
                                                                               ---------------
     Total liabilities                                                                 37,527
                                                                               ---------------

Net Assets                                                                        $ 1,834,260
                                                                               ===============

Net Assets consist of:
Paid in capital                                                                   $ 1,491,048
Undistributed net investment income                                                     4,019
Accumulated net realized (loss) on investments                                         (5,432)
Net unrealized appreciation on investments                                            344,625
                                                                               ---------------

Net Assets                                                                        $ 1,834,260
                                                                               ===============

Shares outstanding, (2 million authorized, with par value of $0.01 per share)         103,423
                                                                               ===============

Net Asset Value
Offering price and redemption price per share                                         $ 17.74
                                                                               ===============






See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Operations
Year Ended June 30, 2004



Investment Income
Dividend income                                                              $ 23,280
Interest income                                                                   363
                                                                      ----------------
  Total Income                                                                 23,643
                                                                      ----------------

Expenses
Investment advisor fee (a)                                                     17,135
Administration expenses                                                        15,091
Auditing expenses                                                              13,549
Custodian expenses                                                              2,699
Fund accounting expenses                                                       14,038
Insurance expenses                                                             15,730
Legal expenses                                                                 12,229
Pricing expenses                                                                2,306
Registration expenses                                                           8,861
Transfer agent expenses                                                        16,635
Miscellaneous expenses                                                            479
                                                                      ----------------
  Total Expenses                                                              118,752
Management fees waived and expenses reimbursed (a)                           (101,600)
                                                                      ----------------
Total operating expenses                                                       17,152
                                                                      ----------------
Net Investment Income                                                           6,491
                                                                      ----------------


Realized & Unrealized Gain on Investments
Net realized gain on investment securities                                     58,481
Change in net unrealized appreciation
   on investment securities                                                   163,470
                                                                      ----------------
Net realized and unrealized gain on investments                               221,951
                                                                      ----------------
Net increase in net assets resulting from operations                        $ 228,442
                                                                      ================


(a) See Note 3 to the Financial Statements.



See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statements of Changes In Net Assets


                                                               Year ended             Year ended
Increase in Net Assets due to:                                June 30, 2004         June 30, 2003    (a)
                                                           --------------------   -------------------
Operations
  Net investment income                                                $ 6,491               $ 4,237
  Net realized gain/(loss) on investment securities                     58,481               (63,913)
  Change in net unrealized appreciation                                163,470               181,155
                                                           --------------------   -------------------
  Net increase in net assets resulting from operations                 228,442               121,479
                                                           --------------------   -------------------
Distributions
  From net investment income                                            (4,748)               (1,961)
  From net realized gain                                                     -                     -
                                                           --------------------   -------------------
  Total distributions                                                   (4,748)               (1,961)
                                                           --------------------   -------------------
Capital Share Transactions
  Proceeds from shares sold                                            211,776             1,270,059
  Reinvestment of distributions                                          4,748                 1,961
  Amount paid for shares repurchased                                   (82,481)              (20,015)
                                                           --------------------   -------------------
  Net increase in net assets resulting
     from share transactions                                           134,043             1,252,005
                                                           --------------------   -------------------
Total Increase in Net Assets                                           357,737             1,371,523
                                                           --------------------   -------------------

Net Assets
  Beginning of year                                                  1,476,523               105,000
                                                           --------------------   -------------------
  End of year [including accumulated net
    investment income of  $4,019 and $2,276 respectively]          $ 1,834,260           $ 1,476,523
                                                           ====================   ===================

Capital Share Transactions
  Shares sold                                                           12,146                89,977
  Shares issued in reinvestment of distributions                           272                   143
  Shares repurchased                                                    (4,678)               (1,437)
                                                           --------------------   -------------------

  Net increase from capital transactions                                 7,740                88,683

Shares outstanding, beginning of year                                   95,683                 7,000
                                                           --------------------   -------------------

Shares outstanding, end of year                                        103,423                95,683
                                                           ====================   ===================


(a) The Fund commenced operations on July 1, 2002.




See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Financial Highlights
For a share outstanding during each period

                                                        Year ended           Year ended    (a)
                                                      June 30, 2004         June 30, 2003
                                                     -----------------     ----------------

Selected Per Share Data
Net asset value, beginning of year                            $ 15.43              $ 15.00
                                                     -----------------     ----------------
Income from investment operations
  Net investment income                                          0.06                 0.04
  Net realized and unrealized gain                               2.30                 0.41
                                                     -----------------     ----------------
Total from investment operations                                 2.36                 0.45
                                                     -----------------     ----------------
Less Distributions to shareholders:
  From net investment income                                    (0.05)               (0.02)
  From net realized gain                                            -                    -
                                                     -----------------     ----------------
Total distributions                                             (0.05)               (0.02)
                                                     -----------------     ----------------

Net asset value, end of year                                  $ 17.74              $ 15.43
                                                     =================     ================

Total Return                                                   15.28%                3.02%

Ratios and Supplemental Data
Net assets, end of year (000)                                 $ 1,834              $ 1,477
Ratio of expenses to average net assets                         1.00%                1.00%
Ratio of expenses to average net assets
   before waiver & reimbursement                                6.94%                9.11%
Ratio of net investment income to
   average net assets                                           0.38%                0.35%
Ratio of net investment loss to
   average net assets before waiver & reimbursement            (5.56)%             (7.76)%
Portfolio turnover rate                                        18.66%               28.09%

(a) The Fund commenced operations on July 1, 2002.






See accompanying notes which are an integral part of the financial statements.

                                Runkel Value Fund
                          Notes to Financial Statements
                                  June 30, 2004

NOTE 1.  ORGANIZATION

Runkel Value Fund (the "Fund") is the initial series of Runkel Funds, Inc. (the "Corporation"). The Corporation is an open-end, management investment company that was organized as a Maryland corporation on March 20, 2002. The Fund currently offers one class of shares to investors. The Fund commenced operations on July 1, 2002. The Fund is a non-diversified series and its investment objective is to achieve long-term capital appreciation. The Corporation may offer new series and new classes of series at any time. The Fund's principal office is 903 Chevy Street, Belmont, California 94002. The Fund's investment advisor is Runkel Advisors, LLC (the "Advisor").


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under Sub Chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

As of June 30, 2004, the Fund had a capital loss carryover of $5,432, which expires in 2011, available to offset future capital gains, if any.

Other- Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor has been a registered investment advisor since April 2002. Thomas J. Runkel, sole owner of Runkel Advisors, LLC is the portfolio manager of the Fund. Mr. Runkel also serves as Chairman, President, Secretary, and Treasurer of the Corporation.

                                Runkel Value Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Under the Investment Advisory Agreement between the Corporation and the Advisor dated July 1, 2002, (the "Advisory Agreement"), the Advisor is responsible for providing a continuous investment program for the Fund, subject to the supervision of the Board of Directors. The Advisor determines the securities to be purchased, retained or sold by the Fund. The Advisor is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Advisor. As compensation for its services under the Advisory Agreement, the Advisor receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. The Advisor has contractually agreed to reimburse expenses of the Fund and/or waive fees in order to ensure that total Fund operating expenses (not including brokerage commissions, taxes, interest and extraordinary expenses) on an annual basis do not exceed 1.00% for the fiscal year ending June 30, 2004. For the year ended June 30, 2004, the Advisor waived management fees of $17,135 and reimbursed Fund expenses of $84,465. Any fee returned or waived or payments made by the Advisor shall be reimbursed by the Fund in subsequent fiscal years to the extent operating expenses are less than the percentage limitation set forth; provided however, that no such reimbursement shall be made in any fiscal year which is more than three full fiscal years after the period in which the fee was returned or waived or such payment was made, and all reimbursements will be credited on a first-in, first-out basis. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $201,115 at June 30, 2004, which expire as follows:

                         Year                      Amount
                         ----                    -----------
                         2006                    $  99,515
                         2007                      101,600

The Fund paid no fees to officers and directors for the fiscal year ended June 30, 2004. Independent directors are entitled to reimbursement for the expenses of attending board meetings.

Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's Transfer Agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, recordkeeping and other management-related services. Unified also serves as fund accountant and is responsible for pricing the Fund's portfolio securities and determining its net asset value on each day that the New York Stock Exchange is open for business. For its services as Transfer Agent, Unified receives a base fee from the Fund of $15 per active shareholder account per year with a minimum fee of $10,500, plus out of pocket expenses. For its services as fund accountant, Unified receives a fee of 0.05% for the first $50 million in average net assets, subject to a minimum annual fee of $14,000. For its services as administrator, Unified receives a fee of 0.10% for the first $50 million in average net assets, subject to a minimum annual fee of $15,050. The fund administration, fund accountant, and transfer agent fees are subject to a discount for average net assets less than $2 million.

Unified Financial Securities, Inc. (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

                                Runkel Value Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Board of Directors has adopted a Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Plan authorizes the Fund to pay to the Advisor, as distribution coordinator, a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders. The Fund or the Advisor may pay all or a portion of this fee to any registered securities dealer, financial institution or any other person who provides assistance in distributing or promoting the sale of shares, or who provides certain shareholder services. The Plan provides that no fees will be paid for the fiscal years ending June 30, 2003 and 2004.


NOTE 4.  INVESTMENT TRANSACTIONS

For the year ended June 30, 2004, purchases and sales from sales of investment securities, (excluding short-term securities and U.S. government obligations) were as follows:
                                          Amount
                                     ----------------
            Purchases                    $ 420,706

            Sales                        $ 291,693

As of June 30, 2004, the net unrealized appreciation of investments for tax purposes were as follows:

                                          Amount
                                      ---------------
Gross Appreciation                         $ 346,692
Gross (Depreciation)                          (2,067)
                                      ---------------
Net Appreciation on Investments            $ 344,625
                                      ===============

The cost basis of investment in securities for tax purposes was $1,510,153.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. OTHER RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the 1940 Act. As of June 30, 2004, Richard A. Runkel held 41.54% of the outstanding Fund shares and Thomas J. Runkel held 25.40% of the outstanding Fund shares.

                                Runkel Value Fund
                          Notes to Financial Statements
                            June 30, 2004 - continued

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

On December 29, 2003, an ordinary income distribution of $0.0476 per share was declared. The dividend went ex on December 30, 2003 and was paid to shareholders of record on December 31, 2003. The income distribution paid during the fiscal years ended June 30, 2004 and 2003 are as follows:

Distributions paid from:             2004            2003
                                 -------------    ------------
       Ordinary Income                $ 4,748         $ 1,961
       Long-Term Capital Gain               -               -
                                  ------------    ------------
                                      $ 4,748         $ 1,961
                                 =============    ============

As of June 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                       $ 4,019
Capital loss carryforward                            (5,432)
Unrealized appreciation                             344,625
                                              --------------
                                                  $ 343,212
                                             ===============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Shareholders and Board of Directors
Runkel Funds, Inc.
Belmont, California


We have audited the accompanying statement of assets and liabilities of Runkel Value Fund, a series of shares of Runkel Funds, Inc., including the schedule of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Runkel Value Fund as of June 30, 2004, the results of its operations for the year then ended, the statement of changes in its net assets for each of the two years in the period then ended and the financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.





                                            TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
August 6, 2004

                       DIRECTORS AND OFFICERS (Unaudited)

     The Board of Directors supervises the business activities of the Fund. The names of the Directors and executive officer of the Fund are shown below. The Fund's Statement of Additional Information contains additional information about Fund directors and is available, without charge, upon request by calling 1-800-419-5159.

================================ ============ =============== ========================== =============== ================
                                                                                         Number of
                                                                                         Portfolios in   Other
                                 Position(s)  Term of                                    Fund Complex    Directorships
                                 Held with    Office and      Principal Occupation(s)    Overseen by     Held by
Name, Address, and Age           Fund         Length of       During Past 5 Years        Director        Director
                                              Time Served
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------

Interested Director and
Officer:                         Chairman,    Indefinite
                                 President,   term; Since     Chairman, President,             1         None
Thomas J. Runkel                 Secretary    Fund's          Secretary and Treasurer,
                                 and          inception       Runkel Funds, Inc.,
903 Chevy Street,                Treasurer                    March 2002-Present;
Belmont, CA 94002                                             Manager, Runkel
                                                              Advisors, LLC, March
                                                              2002-Present; Portfolio
                                                              Trader and Manager,
Born:  10/14/58                                               Franklin Templeton
                                                              Funds, Oct. 1983-January
                                                              2002.

-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
Independent Directors:

Laird Foshay                     Director     Indefinite      Founder of INVESTools,           1         None
7815 Adelaida Road                            term; Since     Inc. from 1994 to May,
Paso Robles, CA 93446                         Fund's          1999; director of
                                              inception       Telescan Inc. June, 1999
Born:  04/03/59                                               to August, 2000;
                                                              President of M&T
                                                              Publishing from 1982 to
                                                              1992.

-------------------------------- ------------ --------------- -------------------------- --------------- ----------------

Laura Fergerson                  Former       Indefinite      Assistant Treasurer of           1         None
                                 Director     term: From      the Franklin Group of
2737 Essex Place                              August 21,      Funds and Vice President
El Dorado Hills, CA 85762                     2003 to July    of Franklin Templeton
Born: 05/14/62                                1, 2004         Services, LLC from June
                                                              1993 until May 23, 2003.
                                                              Treasurer of GAFO, (a
                                                              non-profit organization)
                                                              since July 1, 2001.
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------

The Audit Committee is a standing committee of the Fund and consists of the Independent Directors. They meet at least annually to review the Fund's financial statements. On an annual basis, the Audit Committee will meet with the Fund's independent accountants to discuss their audit results and management's cooperation with the auditors.

The Code of Ethics Review Committee is a standing committee of the Fund and consists of the Independent Directors. This Committee will meet to review any Reportable Transactions, as defined under the Fund's Code of Ethics, and to determine any appropriate sanctions.

The Valuation Committee is a standing committee of the Fund that will meet only in the event that the Fund's Valuation Procedures require the Board to determine the fair market value of a security for which a price is not readily available. Any one director shall constitute a quorum of the Committee.

17

                                                   PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-800-419-5159; and (2) on the SEC's website at www.sec.gov.



DIRECTORS AND PRINCIPAL OFFICERS
Thomas J. Runkel, Chairman, President, Secretary and Treasurer
Laura Fergerson, Former Director
Laird Foshay, Director

INVESTMENT ADVISOR
Runkel Advisors, LLC
903 Chevy Street
Belmont, CA 94002

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

LEGAL COUNSEL
Thompson Coburn, LLP
One U.S. Bank Plaza
St. Louis, Missouri 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, Ohio 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204




This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3)  Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

     A copy of registrant's code of ethics will be provided to any person without charge, upon request. Please send requests to:

     Runkel Value Fund
     431 North Pennsylvania St.
     Indianapolis, IN 46204
     1-800-419-5159


(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

[For purposes of this paragraph:

(a) The term "waiver" means the approval by the registrant of a material departure from a provision of the code of ethics; and

(b) The term "implicit waiver" means the registrant's failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer, as defined in Rule 3b-7 under the Exchange Act (17 CFR 240.3b-7), of the registrant.

The registrant  does not need to provide any  information  pursuant to paragraph
(d) of this Item if it discloses the required information on its Internet website within five business days following the date of the waiver and the registrant has disclosed in its most recently filed report on this form its Internet address and intention to provide disclosure in this manner. If the waiver occurs on a Saturday, Sunday, or holiday on which the Commission is not open for business, then the five business day period shall begin to run on and include the first business day thereafter. If the registrant elects to disclose this information through its website, such information must remain available on the website for at least a 12-month period. The registrant must retain the information for a period of not less than six years following the end of the fiscal year in which the waiver occurred. Upon request, the registrant must furnish to the Commission or its staff a copy of any or all information retained pursuant to this requirement.]

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services.

[The information required by this Item is only required in an annual report.]

(a)      Audit Fees
         ----------

         FY       2004        $9,000
         FY       2003        $9,500

(b)      Audit-Related Fees
         ------------------
                                    Registrant                Adviser
                                    ----------                -------

         FY       2004                 N/A                      N/A
         FY       2003                 N/A                      N/A

         Nature of the fees:     N/A
(c)      Tax Fees

                                    Registrant                 Adviser
                                    ----------                 -------

         FY       2004                $2,000                     N/A
         FY       2003                $2,000                     N/A

          Nature of the fees:  Professional  services  rendered by the principal
          accountant  for  tax  compliance,   tax  advice,   and  tax  planning.

(d)      All Other Fees
         --------------

                                    Registrant               Adviser
                                    ----------               -------

         FY       2004                  N/A                     N/A
         FY       2003                  N/A                     N/A
         Nature of the fees:


(e)  (1) Audit  Committee's  Pre-Approval  Policies
         ------------------------------------------

          The Audit Committee will: (a) pre-approve all audit and non-audit services provided to the Fund by the independent auditors, or (b) establish policies and procedures for the pre-approval of audit and non-audit services provided that the policies and procedures are detailed as to the particular service, the Committee is informed of each service, and such policies and procedures do not include delegation of the Committee's responsibilities to management.

     (2)  Percentages of Services Approved by the Audit Committee
          -------------------------------------------------------

                                           Registrant               Adviser
                                           ----------              ---------

                  Audit-Related Fees:         100%                     N/A
                  Tax Fees:                   100%                     N/A
                  All Other Fees:             100%                     N/A

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                    Registrant              Adviser
                                    ----------              -------

         FY       2004                  N/A                   N/A
         FY       2003                  N/A                   N/A

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments. Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. (attach proxy as exhibit)

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures. (Check disclosure controls for requirement of meeting)

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 1, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) Code filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES [See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Runkel Funds, Inc.

By (Signature and Title)
   /s/ Thomas J. Runkel, President
*--------------------------------------------------------
         Thomas J. Runkel, President

Date      9/1/04
-----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
   /s/ Thomas J. Runkel, President
*---------------------------------------------------------
         Thomas J. Runkel, President

Date      9/1/04
-----------------------------------

By (Signature and Title)
   /s/ Thomas J. Runkel, President
*----------------------------------------------------------
         Thomas J. Runkel, Treasurer

Date      9/1/04
-----------------------------------

* Print the name and title of each signing officer under his or her signature.



                                      -6-